Document and Entity Information	Nov. 08, 2021
Cover [Abstract]
Amendment Flag	true
Amendment Description	On November 8, 2021, Oak Street Health, Inc filed a Current Report on Form 8-K furnishing and incorporating by reference its press release announcing its financial results for the quarter ended September 30, 2021. The press release contained an Outlook for Fiscal Year 2021 that inadvertently understated the low end for the Revenue guidance range by $20.00 million. All other line items included in the original press release were correct for all periods presented.
Entity Central Index Key	0001564406
Document Type	8-K/A
Document Period End Date	Nov. 08, 2021
Entity Registrant Name	Oak Street Health, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39427
Entity Tax Identification Number	84-3446686
Entity Address, Address Line One	30 W. Monroe Street
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60603
City Area Code	(312)
Local Phone Number	733-9730
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	OSH
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false